Reverse takeover, Purchase Price (Q2) (Details) - Nov. 06, 2024	$ / shares shares	USD ($) $ / shares
Net assets (liabilities) acquired of the Company [Abstract]
Consolidation ratio		0.9692
Devv Holdings [Member]
Purchase Price [Abstract]
Fair value of shares retained by former shareholders of the Company (5,159,209 post 1:0.9692 consolidation shares at $0.61 (CAD$0.85))		$ 3,147,178
Fair value of replacement warrants of the Company		7,196,286
Total consideration		10,343,403
Net assets (liabilities) acquired of the Company [Abstract]
Cash and cash equivalents		1,661,645
Accounts payable and accrued liabilities		(11,867,129)
Promissory note payable (Note 9)		(3,000,000)
Total net assets (liabilities)		(13,205,484)
Reduction to additional paid-in capital as a result of the recapitalization		$ 23,548,887
Number of shares issued (in shares) | shares	5,159,209
Consolidation ratio		0.9692
Fair value per share (in dollars per share) | (per share)	$ 0.85	$ 0.61